Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Global Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Adecoagro SA(a)	9,198	$61,167

Australia — 1.7%
Australian Agricultural Co. Ltd.(a)	26,691	20,527
Costa Group Holdings Ltd.	26,082	71,380
Elders Ltd.	9,345	36,711
GrainCorp Ltd., Class A	19,425	103,901
Inghams Group Ltd.	27,132	78,953
Nufarm Ltd./Australia	25,347	69,193
Select Harvests Ltd.	8,841	43,246
Tassal Group Ltd.	16,128	53,860

		477,771

Brazil — 0.4%
Sao Martinho SA	14,700	73,417
SLC Agricola SA	8,400	41,846

		115,263

Canada — 10.1%
Ag Growth International Inc.	1,680	65,776
Nutrien Ltd.	54,054	2,635,727
Rogers Sugar Inc.	8,694	37,621
Village Farms International Inc.(a)	3,507	42,751

		2,781,875

China — 1.8%
Beijing Dabeinong Technology Group Co. Ltd., Class A	10,500	9,420
China Agri-Industries Holdings Ltd.	210,200	63,538
China BlueChemical Ltd., Class H	126,000	43,551
China Huishan Dairy Holdings Co. Ltd.(a)(b)	295,050	753
China Modern Dairy Holdings Ltd.(a)	210,000	27,319
COFCO Meat Holdings Ltd.(a)(c)	126,000	44,515
Henan Shuanghui Investment & Development Co. Ltd., Class A	8,400	30,374
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	16,800	72,718
Muyuan Foodstuff Co. Ltd., Class A	4,200	38,376
New Hope Liuhe Co. Ltd., Class A	10,500	31,198
Sinofert Holdings Ltd.(a)(c)	168,000	19,499
Tongwei Co. Ltd., Class A	10,500	23,323
Wens Foodstuffs Group Co. Ltd., Class A	14,700	83,538

		488,122

Finland — 0.1%
Ponsse OYJ	1,029	33,655

France — 0.1%
Vilmorin & Cie SA	617	34,378

Germany — 1.7%
K+S AG, Registered	17,136	290,156
KWS Saat SE	1,050	71,959
Suedzucker AG	6,384	98,814

		460,929

Hong Kong — 3.1%
Ausnutria Dairy Corp. Ltd.	50,000	91,958
WH Group Ltd.(d)	850,500	765,830

		857,788

India — 3.1%
Balrampur Chini Mills Ltd.	9,933	21,949
Bayer CropScience Ltd./India	756	41,575
Chambal Fertilizers and Chemicals Ltd.	9,219	25,054
Coromandel International Ltd.	6,447	40,371

Security	Shares	Value

India (continued)
EID Parry India Ltd.	4,914	$13,164
Escorts Ltd.	4,914	42,162
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	3,465	14,563
Jain Irrigation Systems Ltd.	25,872	18,525
Kaveri Seed Co. Ltd.	2,121	16,689
KRBL Ltd.	4,410	22,474
Monsanto India Ltd.	294	10,288
Rallis India Ltd.	4,431	9,632
Sharda Cropchem Ltd.	1,827	9,265
Tata Global Beverages Ltd.	26,439	92,567
UPL Ltd.	31,962	458,141
Venky’s India Ltd.	336	9,254

		845,673

Indonesia — 1.2%
Charoen Pokphand Indonesia Tbk PT	661,500	227,105
Eagle High Plantations Tbk PT(a)	896,700	9,612
Inti Agri Resources Tbk PT(a)	2,977,800	13,353
Japfa Comfeed Indonesia Tbk PT	312,900	32,885
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	277,200	22,238
Salim Ivomas Pratama Tbk PT	54,800	1,259
Sawit Sumbermas Sarana Tbk PT	239,400	17,277
Tunas Baru Lampung Tbk PT	233,100	13,637

		337,366

Ireland — 0.3%
Origin Enterprises PLC	11,382	67,984

Israel — 1.4%
Israel Chemicals Ltd.	63,147	319,024
Israel Corp. Ltd. (The)	336	74,559

		393,583

Italy — 2.9%
CNH Industrial NV	91,077	791,432

Japan — 7.7%
Chubu Shiryo Co. Ltd.	2,100	22,069
Hokuto Corp.	2,100	34,582
Iseki & Co. Ltd.	2,100	27,852
Kubota Corp.	94,500	1,445,243
Kumiai Chemical Industry Co. Ltd.	6,300	43,054
Maruha Nichiro Corp.	3,500	106,539
Mitsui Sugar Co. Ltd.	2,100	44,253
NH Foods Ltd.	7,700	311,333
Sakata Seed Corp.	2,400	72,945
YAMABIKO Corp.	2,100	17,775

		2,125,645

Malaysia — 2.9%
Boustead Plantations Bhd(c)	54,600	9,772
FGV Holdings Bhd(a)	144,900	39,419
Genting Plantations Bhd	21,000	51,918
IOI Corp. Bhd	170,100	174,951
Kuala Lumpur Kepong Bhd	37,800	223,706
QL Resources Bhd	58,805	95,985
Sime Darby Plantation Bhd	184,800	205,505

		801,256

Mexico — 0.2%
Industrias Bachoco SAB de CV, Series B	14,700	64,650

Netherlands — 0.7%
ForFarmers NV	3,276	25,883
OCI NV(a)	7,539	170,542

		196,425

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Global Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 8.7%
Austevoll Seafood ASA	8,169	$85,714
Bakkafrost P/F	3,717	197,023
Grieg Seafood ASA	4,494	63,762
Leroy Seafood Group ASA	26,691	182,946
Mowi ASA(a)	39,333	912,135
Norway Royal Salmon ASA	1,219	27,600
Salmar ASA	5,082	232,220
Yara International ASA	15,918	683,544

		2,384,944

Pakistan — 0.4%
Engro Corp. Ltd./Pakistan	27,720	53,200
Engro Fertilizers Ltd.	52,967	24,697
Fauji Fertilizer Co. Ltd.	44,100	27,496
Millat Tractors Ltd.	2,520	14,697

		120,090

Poland — 0.2%
Grupa Azoty SA	4,116	42,708

Russia — 0.6%
PhosAgro PJSC, GDR(e)	10,437	134,324
Ros Agro PLC, GDR(e)	3,087	35,969

		170,293

Saudi Arabia — 1.2%
Almarai Co. JSC	11,151	151,639
National Agriculture Development Co. (The)(a)	1,701	10,513
Saudi Arabian Fertilizer Co.	7,455	157,833

		319,985

Singapore — 2.3%
Bumitama Agri Ltd.	29,400	14,312
China XLX Fertiliser Ltd.	42,000	12,910
First Resources Ltd.(c)	50,400	56,393
Golden Agri-Resources Ltd.	573,300	110,382
Japfa Ltd.	33,600	13,305
Wilmar International Ltd.	172,200	411,623

		618,925

South Africa — 0.3%
Astral Foods Ltd.	3,486	39,634
Oceana Group Ltd.	7,119	35,322
Tongaat Hulett Ltd.	10,038	11,515

		86,471

South Korea — 0.4%
Dongwon Industries Co. Ltd.	126	26,609
Easy Bio Inc.	3,696	20,018
Farmsco(c)	1,512	8,963
Harim Holdings Co. Ltd.	2,982	28,796
Namhae Chemical Corp.	2,058	16,953

		101,339

Sweden — 0.1%
Scandi Standard AB	4,452	28,628

Taiwan — 0.5%
Charoen Pokphand Enterprise	21,000	42,913
Taiwan Fertilizer Co. Ltd.	63,000	99,445

		142,358

Security	Shares	Value

Thailand — 1.2%
Charoen Pokphand Foods PCL, NVDR	344,400	$301,986
GFPT PCL, NVDR	46,200	23,211
Khon Kaen Sugar Industry PCL, NVDR	153,354	13,568

		338,765

United Kingdom — 1.0%
Cranswick PLC	4,641	157,001
Sirius Minerals PLC(a)(c)	624,960	126,032

		283,033

United States — 41.9%
AGCO Corp.	5,838	388,577
American Vanguard Corp.	2,457	32,629
Archer-Daniels-Midland Co.	50,169	1,922,476
Bunge Ltd.	12,621	659,952
Cal-Maine Foods Inc.	2,730	101,064
CF Industries Holdings Inc.	19,929	801,943
Darling Ingredients Inc.(a)	14,763	279,021
Deere & Co.	27,216	3,814,867
FMC Corp.	11,823	868,399
Fresh Del Monte Produce Inc.	2,835	70,932
Ingredion Inc.	5,943	452,619
Intrepid Potash Inc.(a)	8,967	28,336
Lindsay Corp.	945	75,014
Mosaic Co. (The)	32,844	705,161
Pilgrim’s Pride Corp.(a)	5,565	142,297
Sanderson Farms Inc.	1,785	244,027
Scotts Miracle-Gro Co. (The)	3,717	332,783
Titan International Inc.	4,599	19,408
Toro Co. (The)	9,513	619,867

		11,559,372

Total Common Stocks — 98.4% (Cost: $29,589,945)		27,131,873

Preferred Stocks

Chile — 1.2%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	10,269	310,848

Total Preferred Stocks — 1.2% (Cost: $344,618)		310,848

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(f)(g)(h)	162,856	162,922
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(f)(g)	35,010	35,010

		197,932

Total Short-Term Investments — 0.7% (Cost: $197,877)		197,932

Total Investments in Securities — 100.3% (Cost: $30,132,440)		27,640,653

Other Assets, Less Liabilities — (0.3)%		(75,009)

Net Assets — 100.0%		$27,565,644

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Global Agriculture Producers ETF

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	311,298	(148,442)	162,856	$162,922	$13,395	(a)	$70	$(10)
BlackRock Cash Funds: Treasury, SL Agency Shares	31,148	3,862	35,010	35,010	506		—	—

				$197,932	$13,901		$70	$(10)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$27,131,120	$—	$753	$27,131,873
Preferred Stocks	310,848	—	—	310,848
Money Market Funds	197,932	—	—	197,932

	$27,639,900	$—	$753	$27,640,653

Portfolio Abbreviations — Equity

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

3